Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

19. Related Party Transactions

The table below sets forth the major related parties and their relationships with the Group:

Related Parties	Relationships with the Group
Entities within the non US listed part of the Phoenix TV Group	Under common control by Phoenix TV
CMCC	A shareholder of Phoenix TV
Mr. Gao Ximin and Mr. Qiao Haiyan	Legal shareholders of Tianying Jiuzhou, employees of the Group
Mr. He Yansheng	Legal shareholder of Yifeng Lianhe, employee of the Group
Mr. Li Ya	Chief operating official of the Group

During the years ended December 31, 2011, 2012 and 2013, significant related party transactions were as follows:

Transactions with the Non US Listed Part of Phoenix TV Group:

	For the Years Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Contents provided by Phoenix TV Group	(4,923)	(3,153)	(3,477)	(574)
Data line services provided by Phoenix TV Group	(367)	(375)	(392)	(65)
Advertising and promotion expenses charged by Phoenix TV Group	(663)	(916)	(1,040)	(172)
Technical support provided by Phoenix TV Group	(533)	—	—	—
Corporate administrative expenses charged by Phoenix TV Group	(1,139)	(646)	(404)	(67)
Advertising revenues earned from Phoenix TV Group and its customers	21,619	29,754	28,911	4,775
Paid service revenues earned from Phoenix TV Group	2,400	—	—	—

Transactions with CMCC:

	For the Years Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Advertising revenues earned from CMCC	4,582	5,684	16,216	2,679
Paid service revenues earned from and through CMCC	442,696	429,125	413,407	68,290
Revenue sharing fees and bandwidth costs to CMCC	(68,543)	(63,953)	(72,622)	(11,996)

As of December 31, 2012 and 2013, the amounts due from and due to related parties were as follows:

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Amounts due from related parties:
Accounts receivable from CMCC	58,524	73,113	12,078
Due from Phoenix TV Group	5,057	52,042	8,597
Staff advance	230	3	—
Total	63,811	125,158	20,675
Amounts due to related parties:
Due to CMCC	1,806	248	41
Due to Phoenix TV Group	—	20,786	3,434
Total	1,806	21,034	3,475

The amounts due from or amounts due to Phoenix TV Group were net amounts of other operating funds provided by Phoenix TV, expenses paid by Phoenix TV Group on behalf of the Group, expenses charged by Phoenix TV Group under the cooperation agreement (Refer to Note 18(a)), accounts receivable from Phoenix TV Group for the advertising services provided to its customers.